Other Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Other Payable [Abstract]
Schedule of Other Payable

Other payable consisted of the following:

	March 31, 2025	December 31, 2024
PPG payable (as defined below)	$33,967	$61,676
Income tax payable	715,559	1,115,559
Share issuance liability	150,000	150,000
Sale proceeds due to consignor	256,080	-
Other	46,875	36,987
	$1,202,481	$1,364,222

Other payable consisted of the following:

	December 31,
	2024	2023
PPG payable (as defined below)	$61,676	$167,042
Income tax payable	1,115,559	1,115,559
Share issuance liability	150,000	250,000
Other	36,987	17,262
	$1,364,222	$1,549,863